PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Cash Flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Net cash used in operating activities	¥ 2,065,257	¥ 2,858,067	¥ 1,201,363
Investing activities:
Net cash used in investing activities	(6,326,187)	(11,274,884)	(13,691,538)
Financing activities:
Proceeds from short-term borrowings	1,395,388	4,876,691	3,775,353
Repayment of short-term borrowings	(2,336,360)	(8,237,650)	(902,659)
Payment of issuance cost and commitment cost of debts	(287,872)	(109,419)	(150,008)
Proceeds from exercise of stock options			2,082
Proceeds from issuance of convertible bonds	3,926,667	3,917,036
Repayment of convertible bonds	(2,128,311)
Payment of redeemable preferred shares dividends	(53,923)	(51,578)	(49,221)
Net cash provided by financing activities	3,142,494	4,856,318	8,119,155
Effect of exchange rate changes on cash and restricted cash	154,302	416,198	(95,542)
Net decrease in cash and restricted cash	(964,134)	(3,144,301)	(4,466,562)
Cash and restricted cash at beginning of year	8,882,066	12,026,367
Cash and restricted cash at end of year	7,917,932	8,882,066	12,026,367
Supplemental disclosures of cash flow information
Interest paid	2,061,889	1,803,013	1,538,974
Supplemental disclosures of non-cash investing and financing activities
Settlement of liability-classified restricted share award	12,914	13,719	11,147
Parent Company | Reportable Legal Entities
Operating activities:
Net cash used in operating activities	(68,805)	(68,391)	(83,019)
Investing activities:
Investment, loans and advances to subsidiaries	(1,285,317)	(6,312,513)	(9,935,432)
Net cash used in investing activities	(1,285,317)	(6,312,513)	(9,935,432)
Financing activities:
Proceeds from short-term borrowings		4,218,790	3,187,850
Repayment of short-term borrowings	(1,042,785)	(6,555,105)
Payment of issuance cost and commitment cost of debts	(78,989)	(26,465)	(40,645)
Proceeds from exercise of stock options			2,082
Proceeds from issuance of convertible bonds	3,926,667	3,917,036
Repayment of convertible bonds	(2,128,311)
Payment of redeemable preferred shares dividends	(53,923)	(51,578)	(49,221)
Net cash provided by financing activities	622,659	1,502,678	3,100,066
Effect of exchange rate changes on cash and restricted cash	173,878	425,800	(160,320)
Net decrease in cash and restricted cash	(557,585)	(4,452,426)	(7,078,705)
Cash and restricted cash at beginning of year	781,118	5,233,544	12,312,249
Cash and restricted cash at end of year	223,533	781,118	5,233,544
Supplemental disclosures of cash flow information
Interest paid	144,095	143,847	38,243
Supplemental disclosures of non-cash investing and financing activities
Settlement of liability-classified restricted share award	¥ 12,914	¥ 13,719	¥ 11,147